UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Limited-Term Diversified Income Fund	September 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.15% 9/26/33 Φ	202,528	$221,699
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 Φ	2,257	2,339
Freddie Mac Structured Pass Through Securities
Series T-30 A5 7.446% 12/25/30 ⧫Φ	5,199	5,488
SLM Student Loan Trust
Series 2004-4 A4 0.425% 1/25/19 ●	2,714	2,682
Total Agency Asset-Backed Securities (cost $211,340)		232,208

Agency Collateralized Mortgage Obligations – 1.88%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.989% 6/19/41 ●	33,329	37,836
Series 2002-T1 A2 7.00% 11/25/31	79,931	95,911
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.391% 2/25/42 ●	95,461	111,964
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	1,019	1,169
Series 2003-52 NA 4.00% 6/25/23	136,515	143,685
Series 2003-120 BL 3.50% 12/25/18	357,926	368,262
Series 2004-36 FA 0.594% 5/25/34 ●	378,977	381,298
Series 2004-49 EB 5.00% 7/25/24	40,603	43,923
Series 2005-66 FD 0.494% 7/25/35 ●	1,680,605	1,681,467
Series 2005-110 MB 5.50% 9/25/35	14,695	15,792
Series 2006-105 FB 0.614% 11/25/36 ●	103,018	103,823
Series 2010-29 PA 4.50% 10/25/38	81,849	84,001
Series 2010-75 NA 4.00% 9/25/28	280,190	286,230
Series 2011-88 AB 2.50% 9/25/26	179,312	181,994
Series 2011-105 FP 0.594% 6/25/41 ●	2,989,491	2,994,600
Series 2011-113 MC 4.00% 12/25/40	290,647	306,037
Freddie Mac REMICs
Series 2901 CA 4.50% 11/15/19	126,765	130,919
Series 2931 GC 5.00% 1/15/34	46,379	47,066
Series 3016 FL 0.597% 8/15/35 ●	73,541	73,684
Series 3027 DE 5.00% 9/15/25	41,811	45,478
Series 3067 FA 0.557% 11/15/35 ●	3,543,073	3,555,694
Series 3232 KF 0.657% 10/15/36 ●	103,199	103,791
Series 3241 FM 0.587% 11/15/36 ●	36,075	36,267
Series 3297 BF 0.447% 4/15/37 ●	1,140,110	1,139,389
Series 3316 FB 0.507% 8/15/35 ●	175,901	176,229
Series 3416 GK 4.00% 7/15/22	101	101
Series 3737 NA 3.50% 6/15/25	177,691	187,111
Series 3780 LF 0.607% 3/15/29 ●	485,245	485,903

NQ-022 [9/15] 11/15 (15501)     1

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 3800 AF 0.707% 2/15/41 ●	2,334,499	$2,354,933
Series 3803 TF 0.607% 11/15/28 ●	430,081	431,683
Series 4163 CW 3.50% 4/15/40	3,908,940	4,099,427
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ⧫	41,958	50,078
Series T-54 2A 6.50% 2/25/43 ⧫	959	1,142
Series T-58 2A 6.50% 9/25/43 ⧫	668,597	773,248
Series T-60 1A4C 4.634% 3/25/44 ⧫●	30,743	30,692
Total Agency Collateralized Mortgage Obligations (cost $20,381,854)		20,560,827

Agency Mortgage-Backed Securities – 4.66%
Fannie Mae
6.50% 8/1/17	14,608	14,987
10.00% 10/1/30	94,148	104,118
10.50% 6/1/30	25,628	26,164
Fannie Mae ARM
2.089% 3/1/38 ●	7,596	8,016
2.227% 11/1/39 ●	340,311	361,952
2.254% 9/1/38 ●	2,027,470	2,178,082
2.269% 4/1/36 ●	41,560	44,093
2.294% 8/1/34 ●	148,755	157,048
2.299% 12/1/33 ●	124,311	131,844
2.35% 11/1/35 ●	467,266	496,567
2.352% 4/1/36 ●	5,415	5,772
2.41% 4/1/36 ●	579,205	617,434
2.444% 8/1/36 ●	51,289	54,522
2.457% 11/1/35 ●	38,457	40,911
2.461% 6/1/36 ●	173,866	185,228
2.518% 7/1/36 ●	111,792	119,121
2.527% 6/1/34 ●	77,031	82,011
2.527% 7/1/36 ●	136,738	145,642
2.576% 8/1/35 ●	35,318	37,311
3.452% 1/1/41 ●	241,968	253,905
4.536% 11/1/39 ●	2,046,121	2,189,489
Fannie Mae FHAVA
7.50% 3/1/25	277	279
10.00% 1/1/19	25,634	26,119
Fannie Mae S.F. 15 yr
3.00% 1/1/29	132,481	138,252
4.00% 4/1/24	102,331	108,690
4.00% 5/1/27	1,183,018	1,259,215
4.50% 9/1/20	916,060	951,206

2     NQ-022 [9/15] 11/15 (15501)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
5.00% 9/1/18	82,626	$85,848
5.00% 10/1/18	1,229	1,284
5.00% 2/1/19	2,308	2,413
5.00% 9/1/25	7,650,903	8,251,613
5.50% 1/1/23	9,054	9,974
5.50% 4/1/23	28,816	31,223
6.00% 3/1/18	314,888	323,441
6.00% 8/1/22	22,469	24,615
Fannie Mae S.F. 20 yr
5.50% 12/1/29	100,536	112,163
6.00% 9/1/29	408,365	460,247
6.50% 2/1/22	62,443	71,334
Fannie Mae S.F. 30 yr
4.50% 4/1/41	973,922	1,058,579
4.50% 11/1/41	440,662	479,288
4.50% 11/1/43	933,129	1,012,510
5.00% 4/1/33	248,056	273,145
5.00% 3/1/34	3,782	4,183
5.50% 12/1/32	30,428	34,256
5.50% 6/1/33	95,097	106,961
5.50% 5/1/34	1,129,007	1,271,341
5.50% 3/1/35	138,375	154,757
5.50% 9/1/35	427,981	481,603
5.50% 12/1/35	146,301	164,634
5.50% 1/1/36	476,076	536,442
5.50% 4/1/36	1,153,611	1,296,849
5.50% 5/1/36	80,920	91,179
5.50% 7/1/36	45,541	51,284
5.50% 9/1/36	46,412	52,023
5.50% 11/1/36	995,080	1,116,832
5.50% 2/1/37	370,259	414,649
5.50% 4/1/37	373,236	417,878
5.50% 6/1/37	470,886	525,656
5.50% 8/1/37	358,986	403,880
5.50% 1/1/38	1,784,859	1,994,914
5.50% 2/1/38	52,372	58,946
5.50% 4/1/38	557,583	621,913
5.50% 6/1/38	1,017,185	1,139,100
5.50% 11/1/39	631,820	704,715
5.50% 3/1/40	27,123	30,537
5.50% 9/1/41	461,648	516,872
6.00% 9/1/34	285	323

NQ-022 [9/15] 11/15 (15501)     3

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 11/1/34	1,240	$1,398
6.00% 4/1/36	9,723	10,962
6.00% 12/1/36	635,999	726,647
6.00% 2/1/37	128,158	144,796
6.00% 5/1/38	41,016	46,329
6.00% 1/1/39	290,514	328,559
6.50% 6/1/29	1,444	1,649
6.50% 1/1/34	1,733	2,091
6.50% 4/1/36	1,157	1,322
6.50% 6/1/36	6,594	7,532
6.50% 10/1/36	7,221	8,770
6.50% 8/1/37	878	1,003
7.00% 12/1/34	1,743	2,018
7.00% 12/1/35	1,476	1,688
7.00% 12/1/37	4,630	5,028
7.50% 6/1/31	815	984
7.50% 11/1/31	9,668	11,298
7.50% 4/1/32	485	576
7.50% 5/1/33	1,253	1,269
7.50% 6/1/34	595	699
8.00% 11/1/21	172	188
8.00% 7/1/23	1,325	1,368
8.00% 5/1/24	36,185	37,305
9.00% 8/1/22	13,663	13,857
9.25% 6/1/16	873	876
9.25% 8/1/16	3,431	3,444
10.00% 2/1/25	63,447	69,428
Fannie Mae S.F. 30 yr TBA
4.50% 11/1/45	684,000	740,825
Freddie Mac
6.50% 3/1/16	18,801	18,935
Freddie Mac ARM
2.275% 10/1/37 ●	192,014	202,569
2.312% 2/1/37 ●	6,236	6,631
2.352% 10/1/36 ●	7,667	8,148
2.46% 4/1/34 ●	15,648	16,612
2.463% 4/1/33 ●	59,818	61,934
2.477% 7/1/36 ●	43,426	46,220
2.489% 2/1/35 ●	97,806	104,836
2.515% 1/1/44 ●	752,881	775,560
2.62% 6/1/37 ●	366,682	384,674
2.635% 7/1/38 ●	899,402	959,950

4     NQ-022 [9/15] 11/15 (15501)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
3.46% 5/1/42 ●	4,310,028	$4,557,532
4.847% 8/1/38 ●	29,603	31,677
Freddie Mac S.F. 15 yr
4.00% 5/1/25	83,439	89,328
4.50% 6/1/26	248,758	265,365
5.00% 6/1/18	547	569
5.00% 4/1/20	96,514	101,929
Freddie Mac S.F. 20 yr
5.50% 7/1/28	170,038	188,185
Freddie Mac S.F. 30 yr
4.50% 10/1/39	437,354	474,177
5.50% 6/1/36	40,042	44,316
5.50% 3/1/40	232,722	257,721
6.00% 3/1/36	351,936	398,814
6.00% 1/1/38	81,856	92,305
6.00% 6/1/38	227,163	255,615
6.00% 8/1/38	3,003,416	3,424,386
7.00% 11/1/33	519	621
8.00% 5/1/31	64,263	73,613
9.00% 9/1/30	64,623	69,429
11.00% 5/1/20	1,537	1,711
GNMA I S.F. 15 yr
6.00% 1/15/22	1,412,130	1,551,095
GNMA I S.F. 30 yr
7.50% 12/15/23	37,118	42,869
7.50% 12/15/31	63,877	79,958
7.50% 1/15/32	1,418	1,782
9.00% 8/15/16	114	115
9.00% 9/15/16	556	562
9.00% 2/15/17	366	367
9.50% 12/15/16	332	339
11.00% 1/15/16	162	163
11.00% 2/15/16	210	211
11.00% 9/15/16	51	51
11.00% 12/15/17	3,258	3,278
11.00% 4/15/19	2,956	2,974
11.00% 5/15/19	1,544	1,554
11.00% 6/15/19	7,158	7,231
11.00% 8/15/19	3,742	3,826
GNMA II GPM 30 yr
9.75% 12/20/16	1,865	1,874
9.75% 9/20/17	1,614	1,623

NQ-022 [9/15] 11/15 (15501)     5

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
9.50% 11/20/20	810	$821
9.50% 9/20/21	5,912	6,620
9.50% 10/20/21	22,348	25,106
9.50% 11/20/21	8,234	9,059
10.50% 6/20/20	1,248	1,255
11.50% 1/20/18	3,432	3,488
11.50% 8/20/18	6,837	6,881
Total Agency Mortgage-Backed Securities (cost $50,328,091)		50,965,755

Collateralized Debt Obligations – 1.14%
AMMC CLO
Series 2015-16A AX 144A 1.625% 4/14/27 #●	5,700,000	5,691,450
CIFC Funding
Series 2011-1AR A1R 144A 1.587% 1/19/23 #●	1,832,662	1,827,347
Harbourview CLO VII
Series 7A AX 144A 1.674% 11/18/26 #●	5,000,000	4,992,500
Total Collateralized Debt Obligations (cost $12,520,162)		12,511,297

Commercial Mortgage-Backed Securities – 0.94%
Banc of America Commercial Mortgage Trust
Series 2006-1 AM 5.421% 9/10/45 ●	255,000	256,321
CD Commercial Mortgage Trust
Series 2005-CD1 AJ 5.289% 7/15/44 ●	330,553	330,406
CFCRE Commercial Mortgage Trust
Series 2011-C1 144A 3.759% 4/15/44 #	346,671	349,276
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.899% 12/10/49 ●	535,000	560,924
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	1,285,000	1,450,527
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.116% 8/25/44 #●	95,000	105,227
Series 2012-K708 B 144A 3.886% 2/25/45 #●	1,340,000	1,396,238
Series 2012-K711 B 144A 3.684% 8/25/45 #●	100,000	104,320
Series 2013-K712 B 144A 3.484% 5/25/45 #●	980,000	1,007,116
GS Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38 ●	677,092	677,118
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	475,051	475,021
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8 AM 5.44% 5/15/45	1,065,000	1,094,119
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.397% 11/14/42 ●	500,000	499,617
Series 2006-TOP23 A4 6.017% 8/12/41 ●	555,973	566,930

6     NQ-022 [9/15] 11/15 (15501)

(Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90% 10/29/20	1,424,184	$1,433,420
Total Commercial Mortgage-Backed Securities (cost $10,328,190)		10,306,580

Convertible Bond – 0.13%
Jefferies Group 3.875% exercise price $44.69, expiration
date 10/31/29	1,355,000	1,382,100
Total Convertible Bond (cost $1,443,922)		1,382,100

Corporate Bonds – 54.24%
Automotive – 0.19%
International Automotive Components Group 144A
9.125% 6/1/18 #	1,000,000	1,020,000
Schaeffler Holding Finance 144A PIK 6.25% 11/15/19 #❆	1,000,000	1,063,750
		2,083,750
Banking – 9.84%
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,948,173
Banco Continental Via Continental Senior Trustees
Cayman 144A 5.50% 11/18/20 #	500,000	539,500
Bank Nederlandse Gemeenten 144A 1.75% 10/6/15 #	2,000	2,000
Bank of America
2.25% 4/21/20	3,850,000	3,797,209
3.95% 4/21/25	1,055,000	1,028,357
Bank of Montreal 2.375% 1/25/19	4,580,000	4,651,627
Barclays 2.75% 11/8/19	5,000,000	5,038,130
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	544,500
BBVA International Preferred SAU 5.919% 4/29/49 ●	500,000	508,125
Branch Banking & Trust 3.80% 10/30/26	1,610,000	1,635,631
Capital One 2.35% 8/17/18	755,000	757,611
Citizens Bank 2.45% 12/4/19	4,385,000	4,380,711
Compass Bank 2.75% 9/29/19	7,305,000	7,284,590
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.25% 1/14/19	5,690,000	5,748,487
Credit Suisse
2.30% 5/28/19	4,890,000	4,911,526
3.00% 10/29/21	475,000	476,373
Fifth Third Bancorp 2.875% 7/27/20	475,000	479,440
HBOS 144A 6.75% 5/21/18 #	2,555,000	2,822,473
HSBC USA 2.75% 8/7/20	785,000	788,378
ING Groep 6.00% 12/29/49 ●	950,000	936,937
JPMorgan Chase
4.125% 12/15/26	285,000	284,504
7.90% 4/29/49 ●	1,000,000	1,040,000

NQ-022 [9/15] 11/15 (15501)     7

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase Bank 0.666% 6/13/16 ●	1,750,000	$1,746,551
KeyBank 3.18% 5/22/22	1,335,000	1,353,531
Manufacturers & Traders Trust 2.25% 7/25/19	5,255,000	5,282,063
Morgan Stanley
4.00% 7/23/25	975,000	997,651
4.35% 9/8/26	1,590,000	1,601,637
MUFG Americas Holdings
2.25% 2/10/20	800,000	798,152
3.00% 2/10/25	1,795,000	1,719,168
PNC Bank
2.30% 6/1/20	4,275,000	4,250,320
2.60% 7/21/20	1,040,000	1,051,849
Popular 7.00% 7/1/19	1,000,000	953,750
Santander Holdings USA 4.625% 4/19/16	2,090,000	2,129,952
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,660,608
State Street 2.55% 8/18/20	1,075,000	1,089,949
SunTrust Banks
2.35% 11/1/18	3,850,000	3,895,719
2.50% 5/1/19	3,705,000	3,749,134
SVB Financial Group 3.50% 1/29/25	1,235,000	1,206,862
Swedbank 144A 2.375% 2/27/19 #	2,000,000	2,030,318
Toronto-Dominion Bank 2.25% 11/5/19	3,580,000	3,604,845
Trade & Development Bank of Mongolia 144A
9.375% 5/19/20 #	400,000	391,994
Turkiye Is Bankasi 144A 3.75% 10/10/18 #	500,000	483,366
US Bancorp 4.125% 5/24/21	200,000	217,376
USB Capital IX 3.50% 10/29/49 ●	6,960,000	5,672,400
Wells Fargo
2.15% 1/15/19	3,580,000	3,609,911
3.00% 1/22/21	3,000,000	3,076,248
Yapi ve Kredi Bankasi 144A 5.25% 12/3/18 #	500,000	503,300
		107,680,936
Basic Industry – 3.35%
ArcelorMittal 5.125% 6/1/20	200,000	181,520
AVINTIV Specialty Materials 6.875% 6/1/19	1,000,000	1,064,350
Builders FirstSource 144A 7.625% 6/1/21 #	1,000,000	1,045,000
CF Industries 6.875% 5/1/18	7,410,000	8,266,396
Ecolab 2.25% 1/12/20	4,310,000	4,321,309
Freeport-McMoran Oil & Gas 6.50% 11/15/20	459,000	415,110
Georgia-Pacific
144A 2.539% 11/15/19 #	1,000,000	1,005,964
144A 5.40% 11/1/20 #	5,750,000	6,450,431

8     NQ-022 [9/15] 11/15 (15501)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Gerdau Holdings 144A 7.00% 1/20/20 #	500,000	$468,750
HD Supply 11.50% 7/15/20	2,000,000	2,270,000
Headwaters 7.25% 1/15/19	750,000	776,250
International Paper 5.25% 4/1/16	550,000	559,809
INVISTA Finance 144A 4.25% 10/15/19 #	1,330,000	1,290,100
Joseph T Ryerson & Son 9.00% 10/15/17	500,000	447,500
Kissner Milling 144A 7.25% 6/1/19 #	500,000	472,500
LyondellBasell Industries 5.75% 4/15/24	610,000	683,054
Methanex 4.25% 12/1/24	1,475,000	1,422,834
MMC Finance 4.375% 4/30/18	500,000	498,750
Phosagro 144A 4.204% 2/13/18 #	500,000	495,813
PPG Industries 2.30% 11/15/19	940,000	948,608
Rock-Tenn
3.50% 3/1/20	1,010,000	1,046,618
4.45% 3/1/19	945,000	1,007,225
Rockwood Specialties Group 4.625% 10/15/20	835,000	864,512
TPC Group 144A 8.75% 12/15/20 #	750,000	645,000
		36,647,403
Brokerage – 0.25%
Jefferies Group 5.125% 1/20/23	2,415,000	2,423,414
Lazard Group 6.85% 6/15/17	316,000	341,592
		2,765,006
Capital Goods – 0.88%
Accudyne Industries Borrower 144A 7.75% 12/15/20 #	750,000	654,375
Beverage Packaging Holdings Luxembourg II 144A
6.00% 6/15/17 #	2,000,000	1,965,000
Cemex 144A 5.875% 3/25/19 #	500,000	488,750
Crane 2.75% 12/15/18	205,000	206,990
Fortune Brands Home & Security 3.00% 6/15/20	630,000	635,402
Ingersoll-Rand Global Holding 2.875% 1/15/19	4,630,000	4,711,081
Ingersoll-Rand Luxembourg Finance 2.625% 5/1/20	145,000	145,144
TransDigm 7.50% 7/15/21	750,000	785,625
		9,592,367
Communications – 3.20%
AT&T
2.45% 6/30/20	1,420,000	1,399,667
3.40% 5/15/25	1,165,000	1,114,236
CBS 4.00% 1/15/26	1,835,000	1,809,004
CC Holdings GS V 3.849% 4/15/23	1,165,000	1,162,789
Columbus International 144A 7.375% 3/30/21 #	500,000	519,375
Crown Castle Towers 144A 3.663% 5/15/25 #	635,000	618,973
Digicel Group 144A 8.25% 9/30/20 #	2,000,000	1,860,000

NQ-022 [9/15] 11/15 (15501)     9

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	$519,163
Interpublic Group 2.25% 11/15/17	1,600,000	1,604,750
Millicom International Cellular 144A 6.625% 10/15/21 #	500,000	497,000
MTS International Funding 144A 8.625% 6/22/20 #	300,000	325,950
Myriad International Holdings 144A 6.375% 7/28/17 #	500,000	529,935
SBA Tower Trust 144A 2.24% 4/16/18 #	1,995,000	1,985,012
SES 144A 3.60% 4/4/23 #	1,986,000	2,009,276
SES GLOBAL Americas Holdings 144A 2.50% 3/25/19 #	1,695,000	1,696,639
Sky 144A 3.75% 9/16/24 #	1,360,000	1,343,057
Verizon Communications
3.00% 11/1/21	1,470,000	1,467,985
4.50% 9/15/20	3,165,000	3,432,414
5.15% 9/15/23	4,530,000	5,012,481
Viacom 2.50% 9/1/18	5,560,000	5,593,249
VimpelCom Holdings 144A 6.255% 3/1/17 #	500,000	513,313
		35,014,268
Consumer Cyclical – 4.23%
Alibaba Group Holding 144A 3.125% 11/28/21 #	2,225,000	2,142,079
AutoNation 3.35% 1/15/21	445,000	450,317
AutoZone 2.50% 4/15/21	2,905,000	2,881,490
Daimler Finance North America 144A 2.70% 8/3/20 #	4,480,000	4,415,277
Ford Motor Credit
2.24% 6/15/18	1,500,000	1,496,603
5.00% 5/15/18	5,055,000	5,379,733
General Motors 3.50% 10/2/18	795,000	803,403
General Motors Financial
3.15% 1/15/20	1,135,000	1,126,424
3.20% 7/13/20	1,750,000	1,728,323
3.45% 4/10/22	1,070,000	1,030,700
4.375% 9/25/21	990,000	1,012,093
Hyundai Capital America
144A 2.55% 2/6/19 #	1,000,000	1,006,042
144A 2.875% 8/9/18 #	500,000	508,461
Landry’s 144A 9.375% 5/1/20 #	1,000,000	1,072,500
Marriott International 3.375% 10/15/20	1,200,000	1,245,298
NPC International 10.50% 1/15/20	1,000,000	1,045,000
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	500,000	488,750
Starbucks 2.70% 6/15/22	730,000	739,389
Target 2.30% 6/26/19	3,500,000	3,576,860
Toyota Motor Credit
2.00% 10/24/18	5,055,000	5,110,246
2.125% 7/18/19	7,375,000	7,403,246

10     NQ-022 [9/15] 11/15 (15501)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Volkswagen Group of America Finance 144A
2.125% 5/23/19 #	1,710,000	$1,596,978
		46,259,212
Consumer Non-Cyclical – 10.35%
AbbVie 2.50% 5/14/20	6,000,000	5,973,312
Actavis Funding 3.00% 3/12/20	4,425,000	4,439,939
Amgen 2.20% 5/22/19	5,635,000	5,663,085
Baxalta 144A 2.875% 6/23/20 #	4,915,000	4,918,554
Bayer U.S. Finance 144A 2.375% 10/8/19 #	6,000,000	6,081,198
Becton Dickinson
2.675% 12/15/19	4,270,000	4,322,030
6.375% 8/1/19	2,160,000	2,471,247
Biogen 2.90% 9/15/20	1,040,000	1,051,729
Boston Scientific 2.65% 10/1/18	2,390,000	2,420,893
Celgene 2.30% 8/15/18	5,810,000	5,885,199
Dr. Pepper Snapple Group 2.00% 1/15/20	6,060,000	5,969,052
Express Scripts Holding 2.25% 6/15/19	5,500,000	5,487,553
Gilead Sciences 2.35% 2/1/20	7,000,000	7,054,558
Ingredion 1.80% 9/25/17	3,545,000	3,535,464
JBS Investments 144A 7.75% 10/28/20 #	1,500,000	1,545,000
Kroger
3.30% 1/15/21	2,490,000	2,558,119
3.85% 8/1/23	250,000	258,599
Mattel 1.70% 3/15/18	5,010,000	4,990,591
McKesson 2.284% 3/15/19	6,685,000	6,704,554
Merck 1.85% 2/10/20	5,920,000	5,936,919
Pernod-Ricard 144A 5.75% 4/7/21 #	1,060,000	1,193,806
Perrigo 2.30% 11/8/18	1,425,000	1,410,600
Perrigo Finance 3.50% 12/15/21	885,000	874,973
Reynolds American
3.25% 6/12/20	3,995,000	4,113,444
4.00% 6/12/22	645,000	674,960
Smucker (J.M.) 144A 2.50% 3/15/20 #	2,515,000	2,525,299
St Jude Medical
2.80% 9/15/20	1,175,000	1,182,609
3.875% 9/15/25	180,000	182,789
Sysco 2.60% 10/1/20	1,855,000	1,857,862
Thermo Fisher Scientific 2.40% 2/1/19	6,305,000	6,344,627
Valeant Pharmaceuticals International 144A
5.375% 3/15/20 #	1,000,000	974,375
Zimmer Holdings 2.70% 4/1/20	4,585,000	4,606,522
		113,209,461

NQ-022 [9/15] 11/15 (15501)     11

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric – 5.85%
AES Gener 144A 5.25% 8/15/21 #	420,000	$440,847
Arizona Public Service 2.20% 1/15/20	4,195,000	4,193,356
Berkshire Hathaway Energy 2.00% 11/15/18	5,510,000	5,526,508
CenterPoint Energy 5.95% 2/1/17	2,365,000	2,502,823
Commonwealth Edison 2.15% 1/15/19	1,550,000	1,563,315
DPL 7.25% 10/15/21	1,500,000	1,500,000
DTE Energy
2.40% 12/1/19	1,725,000	1,737,379
144A 3.30% 6/15/22 #	1,050,000	1,076,020
Dynegy 6.75% 11/1/19	1,500,000	1,511,250
Electricite de France
144A 2.15% 1/22/19 #	5,410,000	5,470,262
144A 5.25% 12/29/49 #●	280,000	270,550
Entergy 4.00% 7/15/22	3,175,000	3,283,518
Exelon 2.85% 6/15/20	2,000,000	2,019,684
IPALCO Enterprises 144A 3.45% 7/15/20 #	710,000	690,475
Israel Electric 144A 5.625% 6/21/18 #	500,000	533,125
Korea East-West Power 144A 2.625% 11/27/18 #	500,000	509,185
Majapahit Holding 144A 8.00% 8/7/19 #	500,000	551,900
National Rural Utilities Cooperative Finance 2.15% 2/1/19	6,030,000	6,068,707
NextEra Energy Capital Holdings 2.70% 9/15/19	6,980,000	7,034,974
NV Energy 6.25% 11/15/20	2,460,000	2,870,977
PPL Capital Funding 1.90% 6/1/18	3,810,000	3,812,823
Southern 2.45% 9/1/18	5,905,000	5,974,602
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #	2,720,000	2,767,091
WEC Energy Group 2.45% 6/15/20	2,075,000	2,098,460
		64,007,831
Energy – 4.79%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	2,895,372
Chesapeake Energy 3.539% 4/15/19 ●	1,500,000	1,068,750
CNOOC Finance 2015 Australia 2.625% 5/5/20	1,005,000	991,666
Continental Resources 4.50% 4/15/23	2,165,000	1,882,935
Dominion Gas Holdings 2.50% 12/15/19	2,020,000	2,042,618
Enterprise Products Operating 3.70% 2/15/26	3,205,000	3,034,972
EOG Resources 2.45% 4/1/20	2,580,000	2,605,919
EP Energy 9.375% 5/1/20	500,000	432,500
KazMunayGas National 144A 6.375% 4/9/21 #	500,000	491,250
Kinder Morgan Energy Partners 6.50% 4/1/20	2,975,000	3,296,770
Laredo Petroleum 7.375% 5/1/22	1,000,000	972,500
Marathon Oil 3.85% 6/1/25	1,825,000	1,618,830
Noble Holding International 4.00% 3/16/18	1,880,000	1,781,699

12     NQ-022 [9/15] 11/15 (15501)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
ONGC Videsh 2.50% 5/7/18	500,000	$498,600
Petroleos Mexicanos 3.50% 7/18/18	500,000	506,750
Petronas Global Sukuk 144A 2.707% 3/18/20 #	1,330,000	1,322,597
Regency Energy Partners 5.875% 3/1/22	3,305,000	3,391,211
Shell International Finance 2.00% 11/15/18	9,800,000	9,922,559
Sunoco Logistics Partners Operations 3.45% 1/15/23	1,870,000	1,628,211
Whiting Petroleum 5.00% 3/15/19	500,000	437,500
Williams Partners 7.25% 2/1/17	7,945,000	8,456,467
Woodside Finance 144A 8.75% 3/1/19 #	2,235,000	2,643,138
YPF 144A 8.875% 12/19/18 #	500,000	485,000
		52,407,814
Finance Companies – 1.25%
Ally Financial 4.125% 3/30/20	500,000	495,625
Aviation Capital Group 144A 2.875% 9/17/18 #	1,610,000	1,610,547
Corporacion Financiera de Desarrollo 144A
3.25% 7/15/19 #	500,000	501,625
General Electric Capital
144A 3.80% 6/18/19 #	2,235,000	2,399,838
5.55% 5/4/20	2,175,000	2,513,584
6.00% 8/7/19	1,445,000	1,672,095
7.125% 12/29/49 ●	1,900,000	2,196,875
Legg Mason 2.70% 7/15/19	2,220,000	2,235,338
		13,625,527
Healthcare – 0.33%
IASIS Healthcare 8.375% 5/15/19	1,000,000	1,031,250
Immucor 11.125% 8/15/19	1,070,000	1,107,450
Kinetic Concepts 10.50% 11/1/18	1,000,000	1,049,250
Mallinckrodt International Finance 144A 4.875% 4/15/20 #	500,000	479,375
		3,667,325
Insurance – 2.26%
American International Group 2.30% 7/16/19	3,700,000	3,724,646
MetLife 1.756% 12/15/17	5,105,000	5,142,910
Metropolitan Life Global Funding I 144A 1.875% 6/22/18 #	5,265,000	5,302,482
Pricoa Global Funding I
144A 1.60% 5/29/18 #	1,050,000	1,048,644
144A 2.20% 5/16/19 #	3,855,000	3,884,379
Prudential Financial 5.625% 6/15/43 ●	1,200,000	1,241,400
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	975,000	989,496
144A 4.125% 11/1/24 #	460,000	469,795
UnitedHealth Group 2.70% 7/15/20	2,900,000	2,969,356
		24,773,108

NQ-022 [9/15] 11/15 (15501)     13

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media – 0.24%
Univision Communications 144A 8.50% 5/15/21 #	1,500,000	$1,565,625
WideOpenWest Finance 10.25% 7/15/19	1,000,000	1,011,250
		2,576,875
Natural Gas – 0.51%
Sempra Energy 2.30% 4/1/17	5,490,000	5,552,756
		5,552,756
Real Estate – 0.26%
WEA Finance
144A 2.70% 9/17/19 #	2,625,000	2,615,015
144A 3.75% 9/17/24 #	200,000	197,238
		2,812,253
REITs – 0.07%
Host Hotels & Resorts 3.75% 10/15/23	505,000	495,134
Iron Mountain 144A 6.00% 10/1/20 #	250,000	253,050
		748,184
Services – 0.18%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	500,000	440,100
BlueLine Rental Finance 144A 7.00% 2/1/19 #	455,000	439,075
Pinnacle Entertainment 6.375% 8/1/21	1,000,000	1,063,330
		1,942,505
Technology – 4.11%
Amphenol 3.125% 9/15/21	5,975,000	6,047,023
Baidu 2.75% 6/9/19	2,500,000	2,485,553
Cisco Systems 2.45% 6/15/20	5,150,000	5,232,173
Hewlett Packard Enterprise
144A 2.85% 10/5/18 #	1,445,000	1,443,150
144A 3.60% 10/15/20 #	640,000	639,821
Molex Electronic Technologies 144A 2.878% 4/15/20 #	2,250,000	2,227,732
Motorola Solutions 4.00% 9/1/24	995,000	899,521
National Semiconductor 6.60% 6/15/17	3,325,000	3,624,130
NetApp 3.375% 6/15/21	2,415,000	2,383,315
Oracle
2.25% 10/8/19	5,480,000	5,546,368
2.50% 5/15/22	85,000	83,840
2.95% 5/15/25	660,000	644,248
QUALCOMM 3.00% 5/20/22	1,780,000	1,756,693
Seagate HDD Cayman 4.75% 1/1/25	2,305,000	2,216,781
Tencent Holdings 144A 3.375% 5/2/19 #	1,760,000	1,790,876
Xerox
5.625% 12/15/19	3,300,000	3,656,628
6.35% 5/15/18	3,890,000	4,296,731
		44,974,583

14     NQ-022 [9/15] 11/15 (15501)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology & Electronics – 0.15%
First Data 11.75% 8/15/21	1,500,000	$1,668,750
		1,668,750
Telecommunications – 0.28%
Frontier Communications 144A 8.875% 9/15/20 #	1,000,000	982,500
Intelsat Luxembourg 6.75% 6/1/18	1,000,000	856,250
Sprint Capital 6.90% 5/1/19	500,000	441,250
Sprint Communications 6.00% 12/1/16	750,000	740,625
		3,020,625
Transportation – 1.65%
AP Moeller - Maersk 144A 2.55% 9/22/19 #	1,595,000	1,606,792
DP World Sukuk 144A 6.25% 7/2/17 #	500,000	532,410
ERAC USA Finance 144A 2.80% 11/1/18 #	3,355,000	3,433,900
HPHT Finance 15 144A 2.875% 3/17/20 #	810,000	809,829
Kansas City Southern de Mexico 3.00% 5/15/23	595,000	576,643
Penske Truck Leasing 144A 2.50% 6/15/19 #	5,200,000	5,179,528
Union Pacific 2.25% 2/15/19	3,260,000	3,312,277
United Parcel Service 5.125% 4/1/19	2,340,000	2,622,684
		18,074,063
Utilities – 0.02%
GenOn Energy 7.875% 6/15/17	250,000	235,625
		235,625
Total Corporate Bonds (cost $597,383,620)		593,340,227

Municipal Bond – 0.58%
University of California
0.693% 7/1/41 ●	6,385,000	6,383,404
Total Municipal Bond (cost $6,385,000)		6,383,404

Non-Agency Asset-Backed Securities – 33.22%
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	3,855,000	3,862,502
Series 2014-4 A2 1.43% 6/17/19	1,510,000	1,512,668
American Express Credit Account Master Trust
Series 2012-1 A 0.477% 1/15/20 ●	3,900,000	3,901,650
Series 2013-1 A 0.627% 2/16/21 ●	5,185,000	5,193,949
Series 2013-2 A 0.627% 5/17/21 ●	2,474,000	2,474,757
Series 2014-1 A 0.577% 12/15/21 ●	2,100,000	2,096,680
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	285,000	284,468
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	820,000	838,426

NQ-022 [9/15] 11/15 (15501)     15

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Avis Budget Rental Car Funding AESOP
Series 2013-2A A 144A 2.97% 2/20/20 #	6,500,000	$6,693,499
Bank of America Credit Card Trust
Series 2007-A4 A4 0.247% 11/15/19 ●	10,495,000	10,445,327
Series 2014-A2 A 0.477% 9/16/19 ●	5,500,000	5,496,810
Series 2014-A3 A 0.497% 1/15/20 ●	7,765,000	7,760,520
Barclays Dryrock Issuance Trust
Series 2014-2 A 0.547% 3/16/20 ●	2,500,000	2,496,300
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A 1.45% 6/15/20 #	1,065,000	1,069,572
Series 2014-2 A 0.657% 7/15/22 ●	6,000,000	5,955,390
California Republic Auto Receivables Trust
Series 2013-2 A2 1.23% 3/15/19	1,201,016	1,201,369
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.257% 11/15/19 ●	14,085,000	14,034,393
Series 2007-A2 A2 0.287% 12/16/19 ●	5,000,000	4,984,725
Chase Issuance Trust
Series 2007-A12 A12 0.257% 8/15/19 ●	4,000,000	3,977,464
Series 2007-B1 B1 0.457% 4/15/19 ●	2,000,000	1,990,144
Series 2012-A10 A10 0.467% 12/16/19 ●	12,750,000	12,707,428
Series 2013-A3 A3 0.487% 4/15/20 ●	3,670,000	3,662,168
Series 2013-A6 A6 0.627% 7/15/20 ●	4,000,000	4,005,732
Series 2013-A9 A 0.627% 11/16/20 ●	8,900,000	8,883,241
Series 2014-A5 A5 0.577% 4/15/21 ●	8,400,000	8,404,780
Series 2015-A6 A6 0.457% 5/15/19 ●	11,000,000	10,985,898
Chesapeake Funding
Series 2012-2A A 144A 0.649% 5/7/24 #●	2,813,656	2,811,928
Series 2014-1A A 144A 0.619% 3/7/26 #●	10,030,538	9,999,905
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.616% 7/24/20 ●	800,000	798,869
Series 2013-A7 A7 0.633% 9/10/20 ●	8,100,000	8,108,108
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	23,372	23,572
Dell Equipment Finance Trust
Series 2014-1 A3 144A 0.94% 6/22/20 #	770,000	769,791
Discover Card Execution Note Trust
Series 2013-A1 A1 0.507% 8/17/20 ●	3,300,000	3,292,852
Series 2013-A5 A5 1.04% 4/15/19	5,000,000	5,010,385
Series 2013-A6 A6 0.657% 4/15/21 ●	1,290,000	1,293,888
Series 2014-A1 A1 0.637% 7/15/21 ●	8,365,000	8,384,691
Series 2014-A3 A3 1.22% 10/15/19	1,175,000	1,178,901
Series 2015-A1 A1 0.557% 8/17/20 ●	5,600,000	5,579,896
Series 2015-A3 A 1.45% 3/15/21	890,000	889,882

16     NQ-022 [9/15] 11/15 (15501)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Enterprise Fleet Financing
Series 2014-1 A2 144A 0.87% 9/20/19 #	1,579,759	$1,578,061
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	495,174	495,340
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	725,000	724,625
Ford Credit Floorplan Master Owner Trust A
Series 2013-1 A1 0.85% 1/15/18	3,010,000	3,011,216
Series 2013-1 A2 0.587% 1/15/18 ●	8,500,000	8,498,232
Series 2014-1 A2 0.607% 2/15/19 ●	6,524,000	6,509,673
Series 2015-2 A2 0.777% 1/15/22 ●	10,000,000	9,918,970
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.966% 4/22/19 ●	19,865,000	19,865,000
Series 2013-1 A 0.616% 4/20/18 ●	2,600,000	2,597,413
Series 2014-2 A 0.666% 10/20/19 ●	8,575,000	8,530,710
Series 2015-1 A 0.716% 1/20/20 ●	4,810,000	4,785,758
Golden Credit Card Trust
Series 2013-2A A 144A 0.637% 9/15/18 #●	6,500,000	6,503,373
Series 2014-2A A 144A 0.657% 3/15/21 #●	535,000	532,964
Series 2015-1A A 144A 0.647% 2/15/20 #●	7,750,000	7,724,061
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	2,985,000	2,986,146
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.603% 4/10/28 #●	6,420,226	6,409,042
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	259,700	258,281
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	6,000,000	6,018,792
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	1,310,000	1,312,602
Series 2015-A A3 144A 1.42% 9/17/18 #	6,200,000	6,217,862
Hyundai Auto Receivables Trust
Series 2015-C A2B 0.574% 11/15/18 ●	1,200,000	1,199,783
Navistar Financial Dealer Note Master Owner Trust II
Series 2014-1 A 144A 0.944% 10/25/19 #●	9,000,000	8,957,142
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A 1.92% 10/15/19 #	1,015,000	1,020,315
Nissan Auto Lease Trust
Series 2014-A A4 1.04% 10/15/19	1,360,000	1,360,258
Series 2014-B A3 1.12% 9/15/17	6,500,000	6,511,979
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	2,071,614	2,068,330
Nissan Master Owner Trust Receivables
Series 2013-A A 0.507% 2/15/18 ●	12,420,000	12,414,250

NQ-022 [9/15] 11/15 (15501)     17

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Penarth Master Issuer
Series 2015-1A A1 144A 0.613% 3/18/19 #●	385,000	$383,904
Series 2015-2A A1 144A 0.613% 5/18/19 #●	3,800,000	3,788,239
PFS Financing
Series 2013-AA A 144A 0.757% 2/15/18 #●	9,300,000	9,294,411
Series 2014-AA A 144A 0.807% 2/15/19 #●	8,000,000	7,977,320
Series 2015-AA A 144A 0.827% 4/15/20 #●	2,000,000	1,988,734
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	755,000	754,434
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	870,000	870,412
Series 2015-2 A 1.60% 4/15/21	1,250,000	1,254,477
Trade MAPS 1
Series 2013-1A A 144A 0.903% 12/10/18 #●	9,970,000	9,973,220
Volkswagen Auto Lease Trust
Series 2015-A A3 1.25% 12/20/17	790,000	787,339
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	2,210,000	2,201,688
Wheels
Series 2014-1A A2 144A 0.84% 3/20/23 #	2,354,851	2,349,645
World Financial Network Credit Card Master Trust
Series 2015-A A 0.687% 2/15/22 ●	685,000	683,532
Total Non-Agency Asset-Backed Securities
(cost $363,421,098)		363,380,061

Non-Agency Collateralized Mortgage Obligations – 0.14%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	44,403	45,166
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	57,733	59,270
Series 2005-6 7A1 5.50% 7/25/20	45,194	44,070
Bank of America Mortgage Securities
Series 2002-K 2A1 2.525% 10/20/32 @●	3,254	3,256
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.248% 5/19/27 #●	74,737	79,431
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	455,000	458,678
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	678,751	689,701
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE 3A1 2.662% 12/25/34 ●	14,283	14,407
Series 2006-AR5 2A1 2.713% 4/25/36 ●	165,445	155,404
Total Non-Agency Collateralized Mortgage Obligations (cost $1,475,896)		1,549,383

18     NQ-022 [9/15] 11/15 (15501)

(Unaudited)

	Principal amount°	Value (U.S. $)
Regional Bond – 0.03%Δ
Argentina – 0.03%
Provincia de Buenos Aires 144A 9.95% 6/9/21 #	330,000	$312,675
Total Regional Bond (cost $325,921)		312,675

Senior Secured Loans – 0.49%«
Avaya 1st Lien 4.694% 10/26/17	1,000,000	825,000
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	500,000	496,875
Caesars Growth Properties Holdings Tranche B 1st Lien
6.25% 5/8/21	494,988	435,589
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	249,364	205,102
iHeartCommunications Tranche D 1st Lien
6.944% 1/30/19	1,000,000	832,500
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18	343,505	345,792
Mauser Holding 2nd Lien 8.75% 7/31/22 @	1,000,000	982,500
Republic of Angola (Unsecured) 6.25% 12/16/23 @	510,000	453,900
Rite Aid 2nd Lien 5.75% 8/21/20	750,000	759,375
Total Senior Secured Loans (cost $5,757,824)		5,336,633

Sovereign Bonds – 0.33%Δ
Colombia – 0.05%
Colombia Government International Bond 4.375% 7/12/21	500,000	510,500
		510,500
Dominican Republic – 0.05%
Dominican Republic International Bond 144A
7.50% 5/6/21 #	500,000	536,250
		536,250
Gabon – 0.04%
Gabonese Republic 144A 8.20% 12/12/17 #	450,000	456,300
		456,300
Indonesia – 0.05%
Perusahaan Penerbit Indonesia III 144A 6.125% 3/15/19 #	500,000	549,375
		549,375

NQ-022 [9/15] 11/15 (15501)     19

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Serbia – 0.05%
Republic of Serbia 144A 4.875% 2/25/20 #	500,000	$506,310
		506,310
Slovenia – 0.05%
Slovenia Government International Bond 144A
4.75% 5/10/18 #	500,000	533,125
		533,125
Sri Lanka – 0.04%
Sri Lanka Government International Bond 144A
5.125% 4/11/19 #	500,000	494,397
		494,397
Total Sovereign Bonds (cost $3,695,560)		3,586,257

Supranational Banks – 0.07%
African Export-Import Bank 3.875% 6/4/18	500,000	498,865
Banco Latinoamericano de Comercio Exterior 144A
3.25% 5/7/20 #	300,000	298,500
Total Supranational Banks (cost $799,709)		797,365

U.S. Treasury Obligations – 2.03%
U.S. Treasury Notes
1.375% 8/31/20	330,000	330,434
1.375% 9/30/20	300,000	299,992
1.625% 7/31/20 ∞	12,590,000	12,745,487
2.00% 8/15/25	3,655,000	3,636,345
2.125% 5/15/25	5,205,000	5,237,328
Total U.S. Treasury Obligations (cost $22,038,999)		22,249,586

	Number of
	Shares
Preferred Stock – 0.40%
Bank of America 6.10% ●	715,000	698,019
Bank of America 8.125% ●	1,000,000	1,046,250
Morgan Stanley 5.55% ●	1,180,000	1,163,775
PNC Preferred Funding Trust II 1.56% #●	1,200,000	1,111,500
USB Realty 1.436% #●	400,000	364,000
Total Preferred Stock (cost $4,483,750)		4,383,544

20     NQ-022 [9/15] 11/15 (15501)

(Unaudited)

	Principal amount°
Short-Term Investments – 0.82%
Discount Notes – 0.82%≠
Federal Home Loan Bank
0.07% 10/5/15	3,100,905	3,100,898
0.10% 10/23/15	3,312,453	3,312,414
0.105% 11/3/15	2,168,125	2,168,016
0.17% 1/21/16	333,843	333,718

Total Short-Term Investments (cost $8,914,714)		8,915,046

Total Value of Securities – 101.12%
(cost $1,109,895,650)		1,106,192,948
Liabilities Net of Receivables and Other Assets – (1.12%)		(12,246,175)
Net Assets Applicable to 128,809,120 Shares Outstanding – 100.00%		$1,093,946,773

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2015, the aggregate value of Rule 144A securities was $260,460,555, which represents 23.81% of the Fund’s net assets.

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $7,112,056, which represents 0.65% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❆	100% of the income received was in the form of cash.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Sept. 30, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2015.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2015.

NQ-022 [9/15] 11/15 (15501)     21

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)

The following futures and swap contracts were outstanding at Sept. 30, 2015:

Futures Contracts
Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
603 U.S. Treasury 10 yr Notes	$77,375,361	$77,626,828	12/22/15	$251,467

Swap Contracts
CDS Contracts1

Counterparty	Swap Referenced Obligation	Notional Value[2]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
GSC	ICE - CDX.NA.HY.25	12,000,000	5.00%	12/20/20	$(10,023)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

22     NQ-022 [9/15] 11/15 (15501)

(Unaudited)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CLO – Collateralized Loan Obligation
DB – Deutsche Bank
FHAVA – Federal Housing Administration & Veterans Administration
GE – General Electric
GNMA – Government National Mortgage Association
GPM – Graduated Payment Mortgage
GS – Goldman Sachs
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
ICE – IntercontinentalExchange, Inc.
JPMBB – JPMorgan Barclays Bank
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – United Bank of Switzerland
yr – Year

NQ-022 [9/15] 11/15 (15501)     23

Notes
Delaware Limited-Term Diversified Income Fund	September 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Limited-Term Government Funds – Delaware Limited-Term Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

24     NQ-022 [9/15] 11/15 (15501)

(Unaudited)

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-022 [9/15] 11/15 (15501)     25

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	$—	$459,506,111	$—	$459,506,111
Corporate Debt	—	594,722,327	—	594,722,327
Foreign Debt	—	4,696,297	—	4,696,297
Senior Secured Loans[1]	—	4,882,733	453,900	5,336,633
Municipal Bonds	—	6,383,404	—	6,383,404
Preferred Stock	—	4,383,544	—	4,383,544
Short-Term Investments	—	8,915,046	—	8,915,046
U.S. Treasury Obligations	—	22,249,586	—	22,249,586
Total Value of Securities	$—	$1,105,739,048	$453,900	$1,106,192,948
Futures Contracts	$251,467	$—	$—	$251,467
Swap Contracts	—	(10,023)	—	(10,023)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Senior Secured Loans	91.49%	8.51%	100.00%

During the period ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

26     NQ-022 [9/15] 11/15 (15501)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: